Differences between Financial Statements and Form 5500 - Reconciliation of Benefit Payments (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total deductions	$ 492,647
Deemed distributions of participant loans at December 31, 2025	100
Deemed distributions of participant loans at December 31, 2024	(37)
Total deductions per Form 5500	$ 492,710